13F-HR
<SEQUENCE>1
<FILENAME>futuris20120930.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Futuris Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden Nov 05, 2012

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 9
Form 13F Information Table Value Total: 125,890
List of Other Included Managers:

ISSUER                  TYPE         CUSIP    VALUE    SHS    INVEST  OTHER   VOTING
                                              (x1000)         DSCRTN  MNGRS    AUTH
BAKER HUGHES INC        COM        057224107  10177   225000   SOLE    N/A     SOLE
DEVON ENERGY CORP NEW   COM        25179M103  12100   200000   SOLE    N/A     SOLE
DRYSHIPS INC            SHS        Y2109Q101   7020  3000000   SOLE    N/A     SOLE
ENSCO PLC               SHS CLASS AG3157S106  19096   350000   SOLE    N/A     SOLE
HALLIBURTON CO          COM        406216101  10107   300000   SOLE    N/A     SOLE
OCEAN RIG UDW INC       SHS        Y64354205  32971  2021498   SOLE    N/A     SOLE
QEP RES INC             COM        74733V100   6332   200000   SOLE    N/A     SOLE
ROWAN COMPANIES PLC     SHS CL A   G7665A101  10131   300000   SOLE    N/A     SOLE
TRANSOCEAN LTD          REG SHS    H8817H100  17956   400000   SOLE    N/A     SOLE